SIGNIFICANT ACCOUNTING POLICIES (Details 1)	12 Months Ended
Jan. 31, 2018
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates and methods of plant and equipment	10% declining balance
Computer hardware [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates and methods of plant and equipment	20% declining balance
Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates and methods of plant and equipment	20% declining balance
Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates and methods of plant and equipment	5 years straight line